INCOME TAXES - Summary of Reconciliation of Income Before the Provision of Income Taxes and Actual Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Provision for income taxes at U.S. federal statutory rate	$ (94,908,935)	$ 784,959	$ 485,439
State and local income taxes, net of federal benefit	(2,020,180)
Tax rate differential		(632,438)	(665,420)
Change in valuation allowance	19,501,383	$ (152,521)	$ 179,981
Adjustment to prior period provision	431,024
Total income tax expense	$ 842,023
Tax Jurisdiction of Domicile [Extensible Enumeration]	US
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax rate (in percentage)	21.00%
State and local income taxes, net of federal benefit (in percent)	0.45%
Valuation allowance (in percent)	(4.31%)
Adjustment to prior period provision (in percent)	(0.10%)
Total tax provision and effective tax rate (in percent)	(0.18%)
Cayman Islands
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax rate differential	$ 63,969,297
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax rate differential (in percent)	(14.15%)
Other foreign jurisdictions
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax rate differential	$ 1,165,031
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax rate differential (in percent)	(0.26%)
Hong Kong
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Non-deductible expenses	$ 12,688,815
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Non-deductible expenses (in percent)	(2.81%)
US
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Non-deductible expenses	$ 15,588
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Non-deductible expenses (in percent)	0.00%